Condensed consolidating guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of separate financial statements [Abstract]
Condensed financial statements
Condensed consolidating statement of comprehensive income

	For the year ended December 31, 2017
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Revenue	—	—	9,368	1,352	(196)	10,524
Cost of sales	—	—	(7,259)	(1,139)	196	(8,202)
Gross profit	—	—	2,109	213	—	2,322
Net other income (expenses) and share of equity method earnings, net of income tax	425	—	176	(69)	(610)	(78)
Selling, marketing and distribution expenses	—	—	(247)	(30)	—	(277)
General and administration expenses	—	—	(681)	(64)	—	(745)
Profit (loss) from operating activities	425	—	1,357	50	(610)	1,222
Financial income	17	567	26	65	(626)	49
Financial expenses	(2)	(423)	(904)	(47)	626	(750)
Net financial income (expenses)	15	144	(878)	18	—	(701)
Profit (loss) from continuing operations before income tax	440	144	479	68	(610)	521
Income tax (expense) benefit	(2)	(22)	(34)	(23)	—	(81)
Profit (loss) from continuing operations	438	122	445	45	(610)	440
Profit (loss) from discontinued operations, net of income tax	(1)	—	(1)	—	1	(1)
Profit (loss) for the year	437	122	444	45	(609)	439
Total other comprehensive income (loss), net of income tax	257	—	253	92	(345)	257
Total comprehensive income (loss) for the year	694	122	697	137	(954)	696

Profit (loss) attributable to:
Equity holder of the Group - continuing operations	438	122	445	43	(610)	438
Equity holder of the Group - discontinued operations	(1)	—	(1)	—	1	(1)
Non-controlling interests	—	—	—	2	—	2
	437	122	444	45	(609)	439

Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations	695	122	698	135	(955)	695
Equity holder of the Group - discontinued operations	(1)	—	(1)	—	1	(1)
Non-controlling interests	—	—	—	2	—	2
	694	122	697	137	(954)	696
Condensed consolidating statement of financial position

	As of December 31, 2017
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Assets
Cash and cash equivalents	—	—	457	160	—	617
Trade and other receivables, net	—	—	93	1,043	—	1,136
Inventories	—	—	1,225	145	—	1,370
Inter-group receivables	—	717	25	—	(742)	—
Assets held for sale	—	—	3	141	—	144
Other assets	—	4	43	18	—	65
Total current assets	—	721	1,846	1,507	(742)	3,332
Investments in subsidiaries	1,407	—	1,125	—	(2,532)	—
Property, plant and equipment	—	—	2,601	322	—	2,923
Intangible assets	—	—	9,306	353	—	9,659
Inter-group receivables	9	6,763	1,609	149	(8,530)	—
Other assets	330	282	114	42	—	768
Total non-current assets	1,746	7,045	14,755	866	(11,062)	13,350
Total assets	1,746	7,766	16,601	2,373	(11,804)	16,682
Liabilities
Trade and other payables	33	125	786	172	—	1,116
Borrowings	—	—	52	418	—	470
Inter-group payables	—	4	718	20	(742)	—
Liabilities directly associated with assets held for sale	—	—	—	34	—	34
Other liabilities	6	—	257	35	—	298
Total current liabilities	39	129	1,813	679	(742)	1,918
Borrowings	—	6,897	4,022	—	—	10,919
Inter-group liabilities	65	490	7,304	671	(8,530)	—
Other liabilities	—	66	2,055	72	—	2,193
Total non-current liabilities	65	7,453	13,381	743	(8,530)	13,112
Total liabilities	104	7,582	15,194	1,422	(9,272)	15,030
Net assets	1,642	184	1,407	951	(2,532)	1,652
Equity
Equity attributable to equity holder of the Group	1,642	184	1,407	941	(2,532)	1,642
Non-controlling interests	—	—	—	10	—	10
Total equity	1,642	184	1,407	951	(2,532)	1,652
Condensed consolidating statement of cash flows

	For the year ended December 31, 2017
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Net cash from (used in) operating activities	(18)	(397)	1,245	(136)	146	840

Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	—	—	(362)	(48)	—	(410)
Proceeds from sale of property, plant and equipment and other assets	—	—	5	—	—	5
Disposal of businesses, net of cash disposed	—	—	12	32	—	44
Net related party (advances) repayments	—	446	(413)	14	(47)	—
Related party interest received	—	131	15	—	(146)	—
Other	—	—	2	—	—	2
Net cash from (used in) investing activities	—	577	(741)	(2)	(193)	(359)

Cash flows from (used in) financing activities
Drawdown of borrowings	—	—	—	452	—	452
Repayment of borrowings	—	(445)	(336)	(440)	—	(1,221)
Net related party borrowings (repayments)	18	265	(459)	129	47	—
Payment of debt transaction costs	—	—	(6)	(4)	—	(10)
Other	—	—	(3)	(3)	—	(6)
Net cash from (used in) financing activities	18	(180)	(804)	134	47	(785)
Condensed consolidating statement of comprehensive income

	For the year ended December 31, 2016
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Revenue	—	—	9,386	1,446	(186)	10,646
Cost of sales	—	—	(7,224)	(1,221)	186	(8,259)
Gross profit	—	—	2,162	225	—	2,387
Net other income (expenses) and share of equity method earnings, net of income tax	151	—	130	(64)	(289)	(72)
Selling, marketing and distribution expenses	—	—	(281)	(34)	—	(315)
General and administration expenses	—	—	(779)	(76)	—	(855)
Profit (loss) from operating activities	151	—	1,232	51	(289)	1,145
Financial income	17	813	29	58	(748)	169
Financial expenses	—	(724)	(1,041)	(25)	748	(1,042)
Net financial income (expenses)	17	89	(1,012)	33	—	(873)
Profit (loss) from continuing operations before income tax	168	89	220	84	(289)	272
Income tax (expense) benefit	(3)	(33)	(43)	(26)	—	(105)
Profit (loss) from continuing operations	165	56	177	58	(289)	167
Profit (loss) from discontinued operations, net of income tax	(6)	—	1	—	(1)	(6)
Profit (loss) for the year	159	56	178	58	(290)	161
Total other comprehensive income (loss), net of income tax	8	—	4	(85)	81	8
Total comprehensive income (loss) for the year	167	56	182	(27)	(209)	169

Profit (loss) attributable to:
Equity holder of the Group - continuing operations	165	56	177	56	(289)	165
Equity holder of the Group - discontinued operations	(6)	—	1	—	(1)	(6)
Non-controlling interests	—	—	—	2	—	2
	159	56	178	58	(290)	161

Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations	173	56	181	(29)	(208)	173
Equity holder of the Group - discontinued operations	(6)	—	1	—	(1)	(6)
Non-controlling interests	—	—	—	2	—	2
	167	56	182	(27)	(209)	169
Condensed consolidating statement of financial position

	As of December 31, 2016
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Assets
Cash and cash equivalents	—	—	757	175	—	932
Trade and other receivables, net	6	—	152	893	—	1,051
Inventories	—	—	1,090	155	—	1,245
Inter-group receivables	—	332	21	2	(355)	—
Assets held for sale	—	—	4	22	—	26
Other assets	—	—	57	21	—	78
Total current assets	6	332	2,081	1,268	(355)	3,332
Investments in subsidiaries	710	—	907	—	(1,617)	—
Property, plant and equipment	—	—	2,626	384	—	3,010
Intangible assets	—	—	9,556	346	—	9,902
Inter-group receivables	13	7,266	1,059	128	(8,466)	—
Other assets	330	258	85	37	—	710
Total non-current assets	1,053	7,524	14,233	895	(10,083)	13,622
Total assets	1,059	7,856	16,314	2,163	(10,438)	16,954
Liabilities
Trade and other payables	60	144	785	193	—	1,182
Borrowings	1	—	338	407	—	746
Inter-group payables	—	1	337	20	(358)	—
Liabilities directly associated with assets held for sale	—	—	—	23	—	23
Other liabilities	5	1	314	42	—	362
Total current liabilities	66	146	1,774	685	(358)	2,313
Borrowings	—	7,332	3,992	1	—	11,325
Inter-group liabilities	45	272	7,637	509	(8,463)	—
Other liabilities	—	81	2,201	77	—	2,359
Total non-current liabilities	45	7,685	13,830	587	(8,463)	13,684
Total liabilities	111	7,831	15,604	1,272	(8,821)	15,997
Net assets	948	25	710	891	(1,617)	957
Equity
Equity attributable to equity holder of the Group	948	25	710	882	(1,617)	948
Non-controlling interests	—	—	—	9	—	9
Total equity	948	25	710	891	(1,617)	957
Condensed consolidating statement of cash flows

	For the year ended December 31, 2016
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Net cash from (used in) operating activities	(46)	(727)	1,132	68	449	876

Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	—	—	(286)	(38)	—	(324)
Proceeds from sale of property, plant and equipment and other assets	—	—	10	3	—	13
Disposal of businesses, net of cash disposed	—	—	149	—	—	149
Net related party (advances) repayments	—	1,811	(38)	4	(1,777)	—
Related party interest received	—	450	4	—	(449)	5
Net cash from (used in) investing activities	—	2,261	(161)	(31)	(2,226)	(157)

Cash flows from (used in) financing activities
Drawdown of borrowings	—	3,152	1,348	206	—	4,706
Repayment of borrowings	—	(4,774)	(1,450)	(115)	—	(6,339)
Net related party borrowings (repayments)	45	122	(1,824)	(120)	1,777	—
Payment of debt transaction costs	—	(34)	(76)	—	—	(110)
Other	—	—	(5)	(1)	—	(6)
Net cash from (used in) financing activities	45	(1,534)	(2,007)	(30)	1,777	(1,749)
Condensed consolidating statement of comprehensive income

	For the year ended December 31, 2015
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Revenue	—	—	9,795	1,594	(211)	11,178
Cost of sales	—	—	(7,825)	(1,364)	211	(8,978)
Gross profit	—	—	1,970	230	—	2,200
Net other income (expenses) and share of equity method earnings, net of income tax	(358)	—	110	(15)	316	53
Selling, marketing and distribution expenses	—	—	(228)	(34)	—	(262)
General and administration expenses	—	—	(668)	(77)	—	(745)
Profit (loss) from operating activities	(358)	—	1,184	104	316	1,246
Financial income	19	1,074	18	72	(1,161)	22
Financial expenses	(15)	(1,238)	(1,433)	(37)	1,161	(1,562)
Net financial income (expenses)	4	(164)	(1,415)	35	—	(1,540)
Profit (loss) from continuing operations before income tax	(354)	(164)	(231)	139	316	(294)
Income tax (expense) benefit	(2)	43	(68)	(33)	—	(60)
Profit (loss) from continuing operations	(356)	(121)	(299)	106	316	(354)
Profit (loss) from discontinued operations, net of income tax	2,672	—	2,678	4	(2,682)	2,672
Profit (loss) for the year	2,316	(121)	2,379	110	(2,366)	2,318
Total other comprehensive income (loss), net of income tax	(391)	—	(369)	(125)	494	(391)
Total comprehensive income (loss) for the year	1,925	(121)	2,010	(15)	(1,872)	1,927

Profit (loss) attributable to:
Equity holder of the Group - continuing operations	(356)	(121)	(299)	104	316	(356)
Equity holder of the Group - discontinued operations	2,672	—	2,678	4	(2,682)	2,672
Non-controlling interests	—	—	—	2	—	2
	2,316	(121)	2,379	110	(2,366)	2,318

Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations	(326)	(121)	(247)	(13)	381	(326)
Equity holder of the Group - discontinued operations	2,251	—	2,257	(4)	(2,253)	2,251
Non-controlling interests	—	—	—	2	—	2
	1,925	(121)	2,010	(15)	(1,872)	1,927
Condensed consolidating statement of cash flows

	For the year ended December 31, 2015
(In $ million)	Parent	Reynolds Notes Issuers	Other guarantor entities	Non-guarantor entities	Adjustments and eliminations	Consolidated
Net cash from (used in) operating activities	(41)	(800)	698	(26)	823	654

Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	—	—	(323)	(58)	—	(381)
Purchases of short-term investments	—	—	(200)	—	—	(200)
Proceeds from sale of short-term investments	—	—	200	—	—	200
Proceeds from sale of property, plant and equipment and other assets	—	—	23	—	—	23
Proceeds from insurance claims	—	—	26	—	—	26
Disposal of businesses, net of cash disposed	—	—	4,168	(20)	—	4,148
Net related party (advances) repayments	—	4,010	(9)	12	(4,013)	—
Proceeds from intercompany share repurchase	41	—	—	—	(41)	—
Intercompany capital injection	—	—	(7)	—	7	—
Related party interest received	—	803	14	6	(823)	—
Other	—	—	3	1	—	4
Net cash from (used in) investing activities	41	4,813	3,895	(59)	(4,870)	3,820

Cash flows from (used in) financing activities
Drawdown of borrowings	—	—	—	150	—	150
Repayment of borrowings	—	(3,982)	(72)	(228)	—	(4,282)
Net related party borrowings (repayments)	—	(30)	(4,022)	39	4,013	—
Payment of debt transaction costs	—	—	(15)	—	—	(15)
Payment for intercompany share repurchase	—	—	(41)	—	41	—
Proceeds from intercompany capital injection	—	—	—	7	(7)	—
Other	—	—	(4)	(5)	—	(9)
Net cash from (used in) financing activities	—	(4,012)	(4,154)	(37)	4,047	(4,156)